Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 68,519,783	$ 88,339,890
Other financial liabilities, Non-current	2,183,803,256	1,941,874,378
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	55,977,988	75,182,769
Other financial liabilities, Non-current	2,138,411,462	1,868,805,671
Interest-Bearing Borrowings [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,627,731	25,599,392
Other financial liabilities, Non-current	465,166,560	210,558,388
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	678	3
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,627,053	25,599,389
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,616,261
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,548,459	41,944,576
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	128,379,000	41,910,312
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	20,968,571	126,703,500
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	230,654,269
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	700,871	$ 25,389,270
Other financial liabilities, Non-current	$ 251,622,840
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.08%	1.50%
Nominal Interest Rate	5.08%	1.50%
Other financial liabilities, Current	$ 700,871	$ 25,389,270
Other financial liabilities, Non-current	251,622,840
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	700,871	25,389,270
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	20,968,571
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	230,654,269
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	926,860	210,122
Other financial liabilities, Non-current	$ 213,543,720	$ 210,558,388
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.36%	1.11%
Nominal Interest Rate	4.36%	1.02%
Other financial liabilities, Current	$ 926,777	$ 210,119
Other financial liabilities, Non-current	$ 213,543,720	$ 210,558,388
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.04%	6.00%
Nominal Interest Rate	3.04%	6.00%
Other financial liabilities, Current	$ 83	$ 3
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	595
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	83	3
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	926,182	210,119
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,616,261
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,548,459	41,944,576
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 128,379,000	41,910,312
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 126,703,500